SCHEDULE OF BLACK SCHOLES VALUATION MODEL FOR VALUATION OF WARRANTS (Details) - $ / shares		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Term (years)		5 years 6 months
Stock price		$ 3.07
Exercise price		$ 3.07
Dividend yield		0.00%
Expected volatility		112.00%
Risk free interest rate		3.90%
Roth and Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Term (years)	5 years
Stock price	$ 1.56
Exercise price	$ 1.37
Dividend yield	0.00%
Expected volatility	92.00%
Risk free interest rate	3.80%
Warrants, number of warrants	2,311,320
Value (per share)	$ 1.16